Results of Segments	12 Months Ended
Dec. 31, 2024
Results of Segments
Results of Segments

Section C — Financial Results

This section provides insight into the financial results of SAP's reportable segments and of SAP overall as far as not already covered by previous sections. This includes, but is not limited to, segment results, income taxes, and earnings per share.

(C.1) Results of Segment

General Information

At year end 2024, SAP had one operating segment. We concluded in the second quarter of 2024 that SAP is a holistically steered cloud company with a cohesive product portfolio and commercialization of product bundles (such as RISE with SAP and GROW with SAP).

The segment information for 2024 and the comparative prior periods were restated to conform with the new segment composition.

y Segment Reporting Policies

Our management reporting system produces reports that present information about our business activities in a variety of ways - for example, by line of business, geography, and areas of responsibility of individual Board members. Based on these reports, the Executive Board, which is responsible for assessing the performance of our Company and for making resource allocation decisions as our Chief Operating Decision Maker (CODM), evaluates business activities based on several different results. However, operating results of SAP are reviewed on a Group level by the CODM as a whole.

There are no parts of our Company that qualify as separate operating segments, and our Executive Board assesses the financial performance of our Company on a consolidated basis.

Our management reporting system produces a variety of reports that differ due to the currency exchange rates used in the accounting for foreign-currency transactions and operations, where both actual and constant currency numbers are reported to and used by our CODM. Reports based on actual currencies use the same currency rates that are used in our financial statements, whereas reports based on constant-currency report revenues and expenses use the average exchange rates from the previous year’s corresponding period.

We use an operating profit indicator to measure the performance of our operating segments. The accounting policies applied in the measurement of operating segment expenses and profit differ as follows from the IFRS accounting principles used to determine the operating profit measure in our income statements:

The expense measures exclude:

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Acquisition-related charges such as amortization expense and impairment charges for intangibles acquired in business combinations, including goodwill impairment charges, and certain standalone acquisitions of intellectual property (including purchased in-process research and development) as well as settlements of pre-existing business relationships in connection with a business combination, and acquisition-related third-party expenses
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Restructuring expenses
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Regulatory compliance matter expenses

Information about assets and liabilities is not regularly provided to our CODM.

Results of Segment

€ millions	2024		2023		2022
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	17,141	17,212	13,664	14,058	11,426
Software licenses	1,399	1,400	1,764	1,801	2,056
Software support	11,290	11,343	11,496	11,782	11,909
Software licenses and support	12,689	12,743	13,261	13,584	13,965
Cloud and software	29,830	29,955	26,924	27,641	25,391
Services	4,346	4,355	4,283	4,392	4,128
Total segment revenue	34,176	34,310	31,207	32,033	29,520
Cost of cloud	-4,582	-4,597	-3,842	-3,930	-3,445
Cost of software licenses and support	-1,262	-1,261	-1,356	-1,372	-1,350
Cost of cloud and software	-5,844	-5,858	-5,199	-5,302	-4,795
Cost of services	-3,321	-3,329	-3,405	-3,473	-3,154
Total cost of revenue	-9,165	-9,187	-8,604	-8,775	-7,949
Cloud gross profit	12,559	12,616	9,821	10,128	7,981
Segment gross profit	25,011	25,124	22,603	23,258	21,571
Other segment expenses	-16,858	-16,892	-16,089	-16,476	-15,124
Segment profit	8,153	8,232	6,514	6,781	6,447

[1] The 2024 constant currency amounts are only comparable to 2023 actual currency amounts; 2023 constant currency amounts are only comparable to 2022 actual currency amounts.

The expenses for depreciation and amortization decreased 9% (9% at constant currencies), from €1,034 million in 2023 to €940 million in 2024.

For more information about the disaggregation of revenues, see Note (A.1).